Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Composition of deposits	$ 1,392,045	$ 1,435,215
Composition of deposits, Percentage	100.00%	100.00%
Noninterest-bearing demand [Member]
Composition of deposits	$ 432,687	$ 523,088
Composition of deposits, Percentage	31.00%	36.00%
Interest-bearing demand, MMDA & savings [Member]
Composition of deposits	$ 620,244	$ 814,128
Composition of deposits, Percentage	44.00%	57.00%
Time, $250,000 and over [Member]
Composition of deposits	$ 151,154	$ 31,001
Composition of deposits, Percentage	11.00%	2.00%
Other Time [Member]
Composition of deposits	$ 187,960	$ 66,998
Composition of deposits, Percentage	14.00%	5.00%